Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Global IPO Plus Aftermarket Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global IPO Plus Aftermarket Fund’s (the “Global IPO Fund”) investment objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Global IPO Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Global IPO Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Global IPO Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Global IPO Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Global IPO Fund's performance.  During the most recent fiscal year, the Global IPO Fund's portfolio turnover rate was 127.64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.64%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Global IPO Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Global IPO Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return for each year and that the Global IPO Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global IPO Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of (i) the common stocks of domestic and foreign initial public offerings (“IPOs”), without limitation, (“IPOs”) at the time of the offering and in aftermarket trading, and (ii) for the purpose of IPO arbitrage and hedging, securities issued by IPO-related entities, including a parent company spinning off an IPO.  The Global IPO Fund may seek to arbitrage or hedge its IPO portfolio holdings exposure by using a number of investment techniques such as options, futures, indexes and short selling.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in IPOs entails special risks, including limited operating history of the companies, limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, high portfolio turnover and limited liquidity.  The Global IPO Fund is also subject to risk common to all equity mutual funds.

The Global IPO Fund may invest an unlimited amount of its net assets in foreign securities; and will invest in such securities in a minimum of three countries. Foreign investments involve certain risks not generally associated with investments in securities of U.S. issuers. Foreign securities also involve such risks as currency fluctuation risk, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging markets and in less developed countries. For example, prior governmental approval for foreign investments may be required in some emerging market countries, and the extent of foreign investment may be subject to limitation. Dividends paid on foreign securities may not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Global IPO Fund’s distributions attributable to foreign securities will be designated as Qualified Dividend Income (“QDI”).

As with all mutual funds, investing in the Global IPO Fund involves certain risks. There is no guarantee that the Global IPO Fund will meet its investment objective or that it will perform as it has in the past.  You may lose money if you invest in the Global IPO Fund.  Accordingly, you should consider the risks described below, as well as the risks described in the SAI, before you decide to invest in the Global IPO Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Global IPO Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows how the Global IPO Fund’s performance has varied from year to year. The table below the bar chart shows the  Global IPO Fund's average annual returns (before and after taxes) and provides some indication of the risks of investing in the Global IPO Fund by comparing the performance of the  Global IPO Fund over time to the performance of a broad-based market index and two supplemental indices. The Global IPO Fund's past performance (before and after income taxes) is not necessarily an indication of how the Global IPO Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below the bar chart shows the Global IPO Fund's average annual returns (before and after taxes) and provides some indication of the risks of investing in the Global IPO Fund by comparing the performance of the Global IPO Fund over time to the performance of a broad-based market index and two supplemental indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Global IPO Fund's past performance (before and after income taxes) is not necessarily an indication of how the Global IPO Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Global IPO Fund’s Best Quarter	2nd Quarter 2003	24.04%
Global IPO Fund’s Worst Quarter	3 rd Quarter 2011	-25.81%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Global IPO Fund's Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Global IPO Fund's Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.81%)
Performance Table Heading	rr_PerformanceTableHeading	Global IPO Fund Average Annual Total Returns for periods ended December 31, 2012 :
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Global IPO Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One-Year	rr_AverageAnnualReturnYear01	16.00%
Five-Year	rr_AverageAnnualReturnYear05	1.66%
Ten-Year	rr_AverageAnnualReturnYear10	7.10%
Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
One-Year	rr_AverageAnnualReturnYear01	16.42%
Five-Year	rr_AverageAnnualReturnYear05	11.20%
Ten-Year	rr_AverageAnnualReturnYear10	2.04%
FTSE Renaissance US IPO Capped Index(2)
Risk/Return:	rr_RiskReturnAbstract
One-Year	rr_AverageAnnualReturnYear01	14.51%	[1]
Five-Year	rr_AverageAnnualReturnYear05	(3.69%)	[1]
Ten-Year	rr_AverageAnnualReturnYear10	8.71%	[1]
FTSE Renaissance Global IPO Capped Index(2)
Risk/Return:	rr_RiskReturnAbstract
One-Year	rr_AverageAnnualReturnYear01	16.59%	[1]
Five-Year	rr_AverageAnnualReturnYear05	(2.09%)	[1]
Ten-Year	rr_AverageAnnualReturnYear10		[1]
The Global IPO Plus Aftermarket Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.96%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	253
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,172
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,102
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,469
Annual Return 2003	rr_AnnualReturn2003	52.20%
Annual Return 2004	rr_AnnualReturn2004	13.14%
Annual Return 2005	rr_AnnualReturn2005	4.28%
Annual Return 2006	rr_AnnualReturn2006	10.43%
Annual Return 2007	rr_AnnualReturn2007	27.74%
Annual Return 2008	rr_AnnualReturn2008	(32.77%)
Annual Return 2009	rr_AnnualReturn2009	16.01%
Annual Return 2010	rr_AnnualReturn2010	12.84%
Annual Return 2011	rr_AnnualReturn2011	(22.68%)
Annual Return 2012	rr_AnnualReturn2012	9.11%
One-Year	rr_AverageAnnualReturnYear01	9.11%
Five-Year	rr_AverageAnnualReturnYear05	(5.78%)
Ten-Year	rr_AverageAnnualReturnYear10	4.45%
The Global IPO Plus Aftermarket Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One-Year	rr_AverageAnnualReturnYear01	9.11%	[3]
Five-Year	rr_AverageAnnualReturnYear05	(5.78%)	[3]
Ten-Year	rr_AverageAnnualReturnYear10	4.45%	[3]
The Global IPO Plus Aftermarket Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
One-Year	rr_AverageAnnualReturnYear01	5.92%	[3]
Five-Year	rr_AverageAnnualReturnYear05	(4.82%)	[3]
Ten-Year	rr_AverageAnnualReturnYear10	3.89%	[3]

[1]	Returns are based on total return index values.
[2]	Pursuant to an Expense Limitation Agreement and Advisory Fee Waiver Agreement (the "Expense Agreement"), the Global IPO Fund's Adviser has contractually agreed to waive or limit its management fees and to reimburse expenses, exclusive of any redemption fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation, such that the total annual operating expenses for the Global IPO Fund do not exceed 2.50% of annual average daily net assets. The Expense Agreement remains in effect until January 31, 2014, subject to possible recoupment from the Global IPO Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. The Agreement may be terminated by the Global IPO Fund's Board of Trustees. For the fiscal year ended September 30, 2012 , the net expenses for the Global IPO Fund were 2.50%, taking into account the fee waiver/expense reimbursement.
[3]	After-tax returns were calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Global IPO Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.